INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13.INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Technology	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2025	—	—	175,558	11,563	79,314	25,707	292,142
Addition of software	—	—	—	—	—	30	30
Decrease from disposal of centers	—	—	—	—	—	(145)	(145)
Amortization expenses	—	—	(12,422)	(1,564)	(13,219)	(8,917)	(36,122)
Intangible assets, net at December 31, 2025	—	—	163,136	9,999	66,095	16,675	255,905

Intangible assets, net at December 31, 2025, in US$	—	—	23,328	1,430	9,451	2,385	36,594

At December 31, 2025
Intangible assets, cost	32,449	418	248,440	21,010	132,190	51,728	486,235
Less: accumulated amortization	(31,486)	(418)	(85,304)	(11,011)	(66,095)	(35,053)	(229,367)
Less: intangible asset impairment	(963)	—	—	—	—	—	(963)
Intangible assets, net at December 31, 2025	—	—	163,136	9,999	66,095	16,675	255,905

Amortization expenses for intangibles were RMB36,705, RMB36,355 and RMB36,122 (US$5,165) for the years ended December 31, 2023, 2024 and 2025, respectively.

Impairment loss on intangible assets was nil, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2026	34,177	4,887
2027	29,380	4,201
2028	28,601	4,090
2029	28,372	4,057
2030	28,366	4,056
There after	107,009	15,303
Total	255,905	36,594